Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 72,923	$ 277,583
Prepaid expenses — short term	120,677	724,066
Total current assets	193,600	1,001,649
Prepaid expenses - long term		113,073
Cash and marketable securities held in Trust Account	349,927,313	345,105,681
Total Assets	350,120,913	346,220,403
Current liabilities:
Accounts payable and accrued expenses	4,858,215	2,579,641
Convertible Promissory Note — Related Party	828,600
Total current liabilities	5,686,815	2,579,641
Warrant liabilities	2,978,333	8,488,250
Deferred underwriters' discount payable	3,018,750	12,075,000
Total Liabilities	11,683,898	23,142,891
Commitments and Contingencies
Class A Ordinary shares subject to possible redemption	349,927,313	345,000,000
Shareholders' Deficit:
Preference shares	0	0
Class A ordinary shares	0	0
Class B ordinary shares	863	863
Additional paid-in capital	6,057,438	0
Accumulated deficit	(17,548,599)	(21,923,351)
Total Shareholders' Deficit	(11,490,298)	(21,922,488)
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	$ 350,120,913	$ 346,220,403